CUSTOMER DEPOSITS - Concentration of Deposits Received (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 50,576.0	[1]	$ 164,359,451	$ 154,885,224	[2]
Concentrations of Deposits Percentage	100.00%		100.00%	100.00%
Individuals
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 26,626,082	$ 23,362,871
Concentrations of Deposits Percentage	16.00%		16.00%	15.00%
Commerce
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 27,454,858	$ 29,587,825
Concentrations of Deposits Percentage	17.00%		17.00%	19.00%
Government and Colombian Government Entities
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 20,817,529	$ 17,443,318
Concentrations of Deposits Percentage	13.00%		13.00%	11.00%
Manufacturing
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 8,634,657	$ 9,016,500
Concentrations of Deposits Percentage	5.00%		5.00%	6.00%
Real Estates
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 6,235,260	$ 6,197,620
Concentrations of Deposits Percentage	4.00%		4.00%	4.00%
Colombian Municipalities
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 1,807,946	$ 2,290,683
Concentrations of Deposits Percentage	1.00%		1.00%	1.00%
Agriculture and livestock
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 2,200,313	$ 2,401,684
Concentrations of Deposits Percentage	1.00%		1.00%	2.00%
Foreign Governments
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 652,670	$ 799,687
Concentrations of Deposits Percentage	1.00%		1.00%	1.00%
Other
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 44,928,212	$ 38,482,412
Concentrations of Deposits Percentage	27.00%		27.00%	25.00%
Financial
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 25,001,924	$ 25,302,624
Concentrations of Deposits Percentage	15.00%		15.00%	16.00%

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.